Contract revenues and other operating income (Tables)	9 Months Ended
Sep. 30, 2022
Contract revenues and other operating income
Schedule of contract revenues

	For the Three Months
	Ended September 30,
in CHF thousands	2022	2021
Life Molecular Imaging	3,934	—
Total contract revenue	3,934	—

	For the Nine Months
	Ended September 30,
in CHF thousands	2022	2021
Life Molecular Imaging	3,934	—
Total contract revenue	3,934	—

Schedule of changes in the Company's contract assets and liabilities

	Balance at
	the			Balance at
	beginning			the end of
	of the			the
	reporting			reporting
in CHF thousands	period	Additions	Deductions	period
Nine months ended September 30, 2022:
Accrued income	975	1,079	(2,004)	50
Deferred income	717	733	(926)	524

Nine months ended September 30, 2021:
Accrued income	1,591	781	(2,249)	123
Deferred income	306	781	(933)	154

Schedule of contract revenue of performance obligations satisfied

	For the Three Months
	Ended September 30,
in CHF thousands	2022	2021
Revenue recognized in the period from:
Amounts included in the contract liability at the beginning of the period	—	—
Performance obligations satisfied in previous periods	3,934	—

	For the Nine Months
	Ended September 30,
in CHF thousands	2022	2021
Revenue recognized in the period from:
Amounts included in the contract liability at the beginning of the period	—	—
Performance obligations satisfied in previous periods	3,934	—